LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES - Credit Quality Indicator (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Consideration payable to Webank		¥ 107,642	¥ 200,778			$ 16,980
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance of the period	¥ (763,122)	(1,182,609)	(2,190,575)		¥ (256,639)
Changes on initial application of ASU 2016-13		54,888	179,947			$ 8,658
Addition			68,578	¥ 326,204	398,167
Provision for/(reversal of) credit losses		(94)	(29,272)	(1,039,367)	(255,105)
Write-off		13,093	252,508	48,908
Bought out by certain non-bank financing institutions without recourse		821,496	845,305
Payments from the borrowers or other recoveries		23,743	8,003	62,053	146,789
Ending balance of the period	(2,190,575)	(324,371)	(1,182,609)	(2,190,575)	¥ (763,122)
ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	¥ (172,843)			¥ (172,843)
Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees		379,259	1,362,556
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13		54,888	179,947
Normal | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees		10,267	66,924
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for/(reversal of) credit losses		6,483
Write-off		36
Bought out by certain non-bank financing institutions without recourse		1,286
Payments from the borrowers or other recoveries		14
Attention | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees		121,209	252,572
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for/(reversal of) credit losses		49,903
Write-off		1,589
Bought out by certain non-bank financing institutions without recourse		38,599
Payments from the borrowers or other recoveries		6,105
Secondary | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized as a result of payments under the guarantees		247,783	¥ 1,043,060
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for/(reversal of) credit losses		(56,480)
Write-off		11,468
Bought out by certain non-bank financing institutions without recourse		781,611
Payments from the borrowers or other recoveries		¥ 17,624